AXS FUNDS

AXS Alternative Growth Fund

Class A Shares: EEHAX

Class I Shares: EEHIX

AXS Aspect Core Diversified Strategy Fund

Class A Shares: EQAAX

Class C Shares: EQACX

Class I Shares: EQAIX

AXS Chesapeake Strategy Fund

Class A Shares: ECHAX

Class C Shares: ECHCX

Class I Shares: EQCHX

AXS IPM Systematic Macro Fund

Class I Shares: EQIPX

AXS Managed Futures Strategy Fund

Class A Shares: MHFAX

Class C Shares: MHFCX

Class I Shares: MHFIX

Each a series of Investment Managers Series Trust II

Supplement dated October 18, 2019 to the Prospectus and Statement of Additional Information dated October 18, 2019

Shares of the AXS Alternative Growth Fund, AXS Aspect Core Diversified Strategy Fund, AXS Chesapeake Strategy Fund, AXS IPM Systematic Macro Fund and AXS Managed Futures Strategy Fund are not currently available for purchase.

Please retain this Supplement for future reference.